Annual Total Returns [BarChart] - Harbor International Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(11.13%)
2012	20.87%
2013	16.84%
2014	(6.81%)
2015	(3.82%)
2016	0.25%
2017	22.90%
2018	(17.96%)
2019	22.52%
2020	11.09%